UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment /_/; Amendment Number:  _______

     This Amendment (Check only one):   /_/ is a restatement.
                                        /_/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Accipiter Capital Management, LLC
Address:  399 Park Avenue, 38th Floor
          New York, New York 10022

Form 13F File Number: 28-10741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gabe Hoffman
Title:  Managing Member
Phone:  212-705-8700

Signature, Place, and Date of Signing:

        /s/ Gabe Hoffman, New York, NY, August 10, 2006

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          1
                                                ---------------

Form 13F Information Table Entry Total:                    37
                                                ---------------

Form 13F Information Table Value Total:              $209,339
                                                ---------------
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

          No.  Form 13F File Number     Name

          1    28-11738                 Gabe Hoffman
        -----  -----------------------  -----------------------

                                                     FORM 13F INFORMATION TABLE

                                                                                                               VOTING AUTHORITY
                                                                                                               ----------------
                             TITLE OF             VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER              CLASS      CUSIP   (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
  --------------              -----      -----   --------   -------   ---   ----   ----------   --------     ----    ------   ----

ALTUS PHARMACEUTICALS INC      COM    02216N105     1,167     63,271  S/H          OTHER           1          -       63,271    -
AMEDISYS INC COM               COM    023436108    10,783    284,500  S/H          OTHER           1          -      284,500    -
AMGEN INC                      COM    031162100    11,539    176,900  S/H          OTHER           1          -      176,900    -
ANTIGENICS INC DEL COM         COM    037032109       179     84,640  S/H          OTHER           1          -       84,640    -
BIOGEN IDEC INC COM            COM    09062X103     5,665    122,293  S/H          OTHER           1          -      122,293    -
BIOMARIN PHARMACEUTICA COM     COM    09061G101    14,362    999,456  S/H          OTHER           1          -      999,456    -
CARRIAGE SVCS INC COM          COM    143905107     1,448    315,400  S/H          OTHER           1          -      315,400    -
CELL THERAPEUTICS INC COM      COM    150934107       236    164,000  S/H          OTHER           1          -      164,000    -
DAVITA                         COM    23918K108    11,139    224,127  S/H          OTHER           1          -      224,127    -
DIALYSIS CORP OF AMERICA       COM    252529102     2,263    203,511  S/H          OTHER           1          -      203,511    -
EMAGEON INC                    COM    29076V109     6,637    454,919  S/H          OTHER           1          -      454,919    -
EMERGENCY MEDICAL SERVICES
  CORP CL A                    CL A   29100P102    13,855  1,074,000  S/H          OTHER           1          -    1,074,000    -
ENCORE MED CORP COM            COM    29256E109     3,432    713,527  S/H          OTHER           1          -      713,527    -
EXPRESS SCRIPTS INC COM        COM    302182100     3,020     42,100  S/H          OTHER           1          -       42,100    -
GENTIUM SPA              Sponsored
                               ADR    37250B104     2,427     49,410  S/H          OTHER           1          -       49,410    -
GENZYME CORP                   COM    372917104     7,862    128,783  S/H          OTHER           1          -      128,783    -
GILEAD SCIENCES INC            COM    375558103     3,236     54,700  S/H          OTHER           1          -       54,700    -
HYTHIAM INC COM                COM    44919F104     1,247    178,958  S/H          OTHER           1          -      178,958    -
IMMTECH PHARMACEUTICALS INC    COM    452519101     1,176    173,182  S/H          OTHER           1          -      173,182    -
INDEVUS PHARMACEUTICALS INC    COM    454072109     3,441    629,100  S/H          OTHER           1          -      629,100    -
INSPIRE PHARMACEUTICAL COM     COM    457733103     7,492  1,611,264  S/H          OTHER           1          -    1,611,264    -
INTROGEN THERAPEUTICS COM      COM    46119F107       824    193,985  S/H          OTHER           1          -      193,985    -
KOS PHARMACEUTICALS INC.       COM    500648100         8        200  S/H          OTHER           1          -          200    -
LIFEPOINT HOSPITALS COM        COM    53219L109    21,065    655,615  S/H          OTHER           1          -      655,615    -
MEDIS TECHNOLOGIES LTD COM     COM    58500P107       552     27,221  S/H          OTHER           1          -       27,221    -
NEUROCHEM INC                  COM    64125K101       647     61,400  S/H          OTHER           1          -       61,400    -
NORTHFIELD LABS INC COM        COM    666135108     1,818    183,800  S/H          OTHER           1          -      183,800    -
ORCHID CELLMARK INC            COM    68573C107     8,778  3,146,206  S/H          OTHER           1          -    3,146,206    -
PENWEST PHARMACEUTICAL COM     COM    709754105     7,072    323,967  S/H          OTHER           1          -      323,967    -
RURAL / METRO CORP COM         COM    781748108    11,009  1,572,734  S/H          OTHER           1          -    1,572,734    -
SANTARUS INC COM               COM    802817304     2,624    394,600  S/H          OTHER           1          -      394,600    -
SONUS PHARMACEUTICALS INC      COM    835692104     2,848    571,900  S/H          OTHER           1          -      571,900    -
SUNRISE SENIOR LIVING INC      COM    86768K106     7,949    287,500  S/H          OTHER           1          -      287,500    -
TEVA PHARMACEUTICALS INDS LTD  ADR    881624209     7,898    250,000  S/H          OTHER           1          -      250,000    -
THORATEC CORP                  COM
                               NEW    885175307     7,199    519,038  S/H          OTHER           1          -      519,038    -
UNIVERSAL AMERICAN FIN CORP    COM    913377107    13,978  1,062,998  S/H          OTHER           1          -    1,062,998    -
VALERA PHARMACEUTICALS INC     COM    91914F100     2,464    293,684  S/H          OTHER           1          -      293,684    -







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